Vanguard Emerging Markets Bond Fund

Schedule of Investments (unaudited)
As of December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (1.7%)
Sovereign Bonds (1.7%)
	Republic of Angola	9.375%	5/8/48	3,500	3,843
1	Republic of Angola	9.125%	11/26/49	4,000	4,275
Total Angola (Cost $7,646)					8,118
Argentina (1.9%)
Sovereign Bonds (1.9%)
	Argentine Republic	4.625%	1/11/23	500	247
	Argentine Republic	6.875%	1/26/27	4,312	2,145
	Argentine Republic	5.875%	1/11/28	8,901	4,183
	Argentine Republic	6.625%	7/6/28	2,800	1,327
2	Argentine Republic	3.750%	12/31/38	700	342
	Argentine Republic	6.875%	1/11/48	2,000	940
Total Argentina (Cost $10,276)					9,184
Azerbaijan (1.1%)
Sovereign Bonds (1.1%)
	Republic of Azerbaijan	4.750%	3/18/24	3,000	3,211
2	Republic of Azerbaijan	3.500%	9/1/32	2,000	1,966
Total Azerbaijan (Cost $4,886)					5,177
Bahrain (1.3%)
Sovereign Bonds (1.3%)
	Kingdom of Bahrain	7.000%	10/12/28	4,500	5,324
	Kingdom of Bahrain	7.500%	9/20/47	1,000	1,218
Total Bahrain (Cost $6,242)					6,542
Bermuda (0.3%)
Sovereign Bonds (0.3%)
2	Bermuda	3.717%	1/25/27	1,490	1,568
Total Bermuda (Cost $1,559)					1,568
Brazil (6.6%)
Corporate Bonds (0.8%)
1	Suzano Austria GmbH	7.000%	3/16/47	2,830	3,324
	Vale Overseas Ltd.	6.250%	8/10/26	527	618
					3,942
Sovereign Bonds (5.8%)
2	Federative Republic of Brazil	4.625%	1/13/28	6,700	7,195
2	Federative Republic of Brazil	4.500%	5/30/29	9,140	9,711
2	Federative Republic of Brazil	4.750%	1/14/50	11,935	11,845
					28,751
Total Brazil (Cost $31,891)					32,693
Cameroon (0.2%)
Sovereign Bonds (0.2%)
2	Republic of Cameroon	9.500%	11/19/25	1,000	1,125

Total Cameroon (Cost $1,081)					1,125
Chile (3.7%)
Corporate Bonds (0.1%)
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	600	621
Sovereign Bonds (3.6%)
1	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,650	1,718
	Empresa Nacional del Petroleo	4.750%	12/6/21	200	208
	Empresa Nacional del Petroleo	4.375%	10/30/24	7,755	8,196
	Empresa Nacional del Petroleo	3.750%	8/5/26	2,250	2,304
2	Empresa Nacional del Petroleo	5.250%	11/6/29	4,500	5,040
					17,466
Total Chile (Cost $17,937)					18,087
China (1.8%)
Sovereign Bonds (1.8%)
	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	2,000	2,049
1	Sinopec Group Overseas Development 2018 Ltd.	2.950%	11/12/29	4,500	4,516
	State Grid Overseas Investment 2016 Ltd.	2.875%	5/18/26	750	757
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,500	1,573
Total China (Cost $8,673)					8,895
Colombia (1.4%)
Sovereign Bonds (1.4%)
2	Republic of Colombia	4.500%	1/28/26	5,500	5,981
	Republic of Colombia	10.375%	1/28/33	615	989
Total Colombia (Cost $6,930)					6,970
Costa Rica (2.1%)
Sovereign Bonds (2.1%)
	Republic of Costa Rica	9.995%	8/1/20	1,224	1,267
1	Republic of Costa Rica	9.995%	8/1/20	75	78
	Republic of Costa Rica	4.375%	4/30/25	2,200	2,198
1,2 Republic of Costa Rica		6.125%	2/19/31	4,800	5,094
	Republic of Costa Rica	7.000%	4/4/44	1,400	1,476
Total Costa Rica (Cost $9,562)					10,113
Cote d'Ivoire (1.5%)
Sovereign Bonds (1.5%)
3	Republic of Cote d'Ivoire	5.875%	10/17/31	6,280	7,317
Total Cote d'Ivoire (Cost $6,846)					7,317
Croatia (1.5%)
Sovereign Bonds (1.5%)
	Republic of Croatia	6.625%	7/14/20	2,500	2,555
3	Republic of Croatia	3.000%	3/20/27	500	655
3	Republic of Croatia	1.125%	6/19/29	3,500	4,054
Total Croatia (Cost $7,151)					7,264
Dominican Republic (2.0%)
Sovereign Bonds (2.0%)
	Dominican Republic	6.500%	2/15/48	2,900	3,205
	Dominican Republic	6.400%	6/5/49	5,990	6,577

Total Dominican Republic (Cost $9,286)	9,782
Egypt (0.7%)
Sovereign Bonds (0.7%)
Arab Republic of Egypt	8.700%	3/1/49	2,900	3,243
Total Egypt (Cost $2,900)	3,243
El Salvador (1.5%)
Sovereign Bonds (1.5%)
Republic of El Salvador	6.375%	1/18/27	3,600	3,842
1,2 Republic of El Salvador	7.125%	1/20/50	3,530	3,764
Total El Salvador (Cost $7,115)	7,606
Gabon (0.6%)
Sovereign Bonds (0.6%)
2	Gabonese Republic	6.375%	12/12/24	3,000	3,136
Total Gabon (Cost $2,982)	3,136
Guatemala (1.9%)
Sovereign Bonds (1.9%)
Republic of Guatemala	4.375%	6/5/27	6,500	6,734
Republic of Guatemala	4.875%	2/13/28	2,530	2,703
Total Guatemala (Cost $9,339)	9,437
Honduras (2.6%)
Sovereign Bonds (2.6%)
Republic of Honduras	8.750%	12/16/20	2,500	2,634
2	Republic of Honduras	7.500%	3/15/24	700	780
Republic of Honduras	6.250%	1/19/27	8,746	9,560
Total Honduras (Cost $12,743)	12,974
Hungary (2.2%)
Sovereign Bonds (2.2%)
Republic of Hungary	5.375%	2/21/23	10,000	10,962
Total Hungary (Cost $10,915)	10,962
India (1.0%)
Sovereign Bonds (1.0%)
Export-Import Bank of India	3.875%	3/12/24	500	522
1	Export-Import Bank of India	3.875%	2/1/28	1,315	1,376
NTPC Ltd.	3.750%	4/3/24	3,000	3,079
Total India (Cost $4,863)	4,977
Indonesia (4.7%)
Sovereign Bonds (4.7%)
1,3 Perusahaan Listrik Negara PT	1.875%	11/5/31	4,400	4,900
Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	1,000	1,069
4	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	320	346
Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	200	216
4	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	300	322
Republic of Indonesia	3.750%	4/25/22	2,000	2,065
Republic of Indonesia	3.375%	4/15/23	2,580	2,660
Republic of Indonesia	5.875%	1/15/24	3,650	4,131
Republic of Indonesia	4.750%	1/8/26	4,500	5,006
Republic of Indonesia	4.625%	4/15/43	2,000	2,241

Total Indonesia (Cost $22,124)				22,956
Jamaica (0.8%)
Sovereign Bonds (0.8%)
Jamaica	7.875%	7/28/45	3,050	4,117
Total Jamaica (Cost $3,886)				4,117
Jordan (0.2%)
Sovereign Bonds (0.2%)
Hashemite Kingdom of Jordan	6.125%	1/29/26	500	536
Hashemite Kingdom of Jordan	7.375%	10/10/47	500	532
Total Jordan (Cost $986)				1,068
Kazakhstan (0.9%)
Sovereign Bonds (0.9%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	700	728
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	600	806
KazMunayGas National Co. JSC	4.400%	4/30/23	700	741
KazMunayGas National Co. JSC	6.375%	10/24/48	1,750	2,257
Total Kazakhstan (Cost $4,107)				4,532
Kenya (1.4%)
Sovereign Bonds (1.4%)
2 Republic of Kenya	7.000%	5/22/27	3,000	3,193
2 Republic of Kenya	8.000%	5/22/32	3,500	3,816
Total Kenya (Cost $6,734)				7,009
Latvia (0.4%)
Sovereign Bonds (0.4%)
Republic of Latvia	5.250%	6/16/21	2,000	2,093
Total Latvia (Cost $2,091)				2,093
Lebanon (0.2%)
Sovereign Bonds (0.2%)
Lebanese Republic	6.100%	10/4/22	2,250	1,104
Total Lebanon (Cost $1,666)				1,104
Lithuania (0.1%)
Sovereign Bonds (0.1%)
Republic of Lithuania	6.125%	3/9/21	170	178
Republic of Lithuania	6.625%	2/1/22	500	548
Total Lithuania (Cost $707)				726
Mexico (3.1%)
Sovereign Bonds (3.1%)
Petroleos Mexicanos	6.875%	8/4/26	6,500	7,133
Petroleos Mexicanos	5.625%	1/23/46	1	1
Petroleos Mexicanos	6.750%	9/21/47	6,460	6,464
United Mexican States	4.125%	1/21/26	1,500	1,597
Total Mexico (Cost $14,459)				15,195
Nigeria (0.2%)
Sovereign Bonds (0.2%)
Federal Republic of Nigeria	7.625%	11/28/47	1,000	977
Total Nigeria (Cost $963)				977
Oman (1.0%)
Sovereign Bonds (1.0%)
Sultanate of Oman	6.750%	1/17/48	4,780	4,809

Total Oman (Cost $4,486)					4,809
Panama (5.5%)
Sovereign Bonds (5.5%)
2	Republic of Panama	4.000%	9/22/24	11,845	12,660
2	Republic of Panama	3.750%	3/16/25	5,000	5,306
	Republic of Panama	7.125%	1/29/26	5,200	6,513
2	Republic of Panama	3.160%	1/23/30	2,500	2,575
Total Panama (Cost $26,922)					27,054
Paraguay (1.4%)
Sovereign Bonds (1.4%)
	Republic of Paraguay	5.600%	3/13/48	4,030	4,722
2	Republic of Paraguay	5.400%	3/30/50	2,000	2,295
Total Paraguay (Cost $6,919)					7,017
Peru (4.8%)
Sovereign Bonds (4.8%)
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	900	984
2	Corp. Financiera de Desarrollo SA	5.250%	7/15/29	3,056	3,270
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,000	1,045
	Petroleos del Peru SA	5.625%	6/19/47	2,500	2,911
	Republic of Peru	7.350%	7/21/25	3,800	4,801
1,5 Republic of Peru		6.150%	8/12/32	31,000	10,589
Total Peru (Cost $23,404)					23,600
Romania (1.2%)
Sovereign Bonds (1.2%)
	Republic of Romania	4.375%	8/22/23	1,000	1,071
3	Republic of Romania	2.124%	7/16/31	2,000	2,290
1,3 Republic of Romania		4.625%	4/3/49	1,687	2,332
Total Romania (Cost $5,587)					5,693
Russia (4.0%)
Sovereign Bonds (4.0%)
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	1,750	1,895
	Russian Federation	4.750%	5/27/26	9,200	10,261
6	Russian Federation	7.050%	1/19/28	227,000	3,861
	Russian Federation	5.100%	3/28/35	3,000	3,599
Total Russia (Cost $17,893)					19,616
Saudi Arabia (3.1%)
Sovereign Bonds (3.1%)
	Kingdom of Saudi Arabia	3.250%	10/26/26	3,000	3,107
7	KSA Sukuk Ltd.	3.628%	4/20/27	11,250	11,935
Total Saudi Arabia (Cost $14,889)					15,042
Senegal (1.5%)
Sovereign Bonds (1.5%)
2	Republic of Senegal	6.750%	3/13/48	7,150	7,202
1,2 Republic of Senegal		6.750%	3/13/48	200	201
Total Senegal (Cost $6,957)					7,403
South Africa (5.7%)
Sovereign Bonds (5.7%)
	Republic of South Africa	5.500%	3/9/20	1,000	1,005
	Republic of South Africa	5.875%	9/16/25	5,000	5,498
	Republic of South Africa	4.875%	4/14/26	8,930	9,292

8	Republic of South Africa	7.000%	2/28/31	61,650	3,725
8	Republic of South Africa	6.500%	2/28/41	56,250	2,802
	Republic of South Africa	5.750%	9/30/49	5,850	5,698
Total South Africa (Cost $27,565)					28,020
Sri Lanka (2.6%)
Sovereign Bonds (2.6%)
	Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	9,500	8,924
	Democratic Socialist Republic of Sri Lanka	6.750%	4/18/28	4,200	4,014
Total Sri Lanka (Cost $13,127)					12,938
Supranational (2.0%)
Sovereign Bonds (2.0%)
1	African Export-Import Bank	3.994%	9/21/29	2,000	2,028
1	Arab Petroleum Investments Corp.	4.125%	9/18/23	800	850
	Arab Petroleum Investments Corp.	4.125%	9/18/23	2,200	2,337
	Banque Ouest Africaine de Developpement	5.500%	5/6/21	1,000	1,036
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	500	531
1	Banque Ouest Africaine de Developpement	4.700%	10/22/31	3,000	3,047
Total Supranational (Cost $9,614)					9,829
Trinidad and Tobago (0.3%)
Sovereign Bonds (0.3%)
	Republic of Trinidad and Tobago	4.500%	8/4/26	1,300	1,389
Total Trinidad and Tobago (Cost $1,267)					1,389
Ukraine (3.7%)
Sovereign Bonds (3.7%)
9	Ukraine	11.670%	11/22/23	17,356	737
	Ukraine	8.994%	2/1/24	500	563
	Ukraine	7.750%	9/1/24	3,000	3,280
	Ukraine	7.750%	9/1/25	7,350	8,028
	Ukraine	7.750%	9/1/26	1,500	1,641
2	Ukraine	7.375%	9/25/32	3,500	3,738
2	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	400	427
Total Ukraine (Cost $17,376)					18,414
United Arab Emirates (2.4%)
Sovereign Bonds (2.4%)
1	Emirate of Abu Dhabi	2.125%	9/30/24	5,000	4,987
1	Emirate of Abu Dhabi	3.125%	9/30/49	6,975	6,746
Total United Arab Emirates (Cost $11,787)					11,733
United States (0.5%)
U.S. Government and Agency Obligations (0.5%)
	United States Treasury Note/Bond	2.375%	11/15/49	2,400	2,393
Total United States (Cost $2,414)					2,393
Uruguay (0.1%)
Sovereign Bonds (0.1%)
2	Oriental Republic of Uruguay	4.375%	1/23/31	550	615
Total Uruguay (Cost $620)					615
Uzbekistan (0.9%)
Sovereign Bonds (0.9%)
	Republic of Uzbekistan	4.750%	2/20/24	1,500	1,594
	Republic of Uzbekistan	5.375%	2/20/29	2,550	2,838

Total Uzbekistan (Cost $4,196)					4,432
Venezuela (0.1%)
Sovereign Bonds (0.1%)
* Bolivarian Republic of Venezuela		11.750%	10/21/26	640	75
* Bolivarian Republic of Venezuela		7.000%	3/31/38	1,500	176
*,2 Petroleos de Venezuela SA		6.000%	11/15/26	2,850	221
* Petroleos de Venezuela SA		5.375%	4/12/27	462	36
Total Venezuela (Cost $1,359)					508
				Shares
Temporary Cash Investments (7.3%)
Money Market Fund (7.3%)
10	Vanguard Market Liquidity Fund (Cost
$35,887)		1.816%		358,839	35,888
				Notional	Market
		Expiration	Exercise	Amount	Value
Counterparty		Date	Price	($000)	($000)
Options Purchased (0.3%)
Foreign Currency Options
Call Options
EUR	DBAG	4/22/21	USD 1.190	EUR 5,000	11

Put Options
EUR	DBAG	4/21/21	USD 1.175	EUR 13,000	549
USD	BNPSW	7/20/22	JPY 94.765	USD 22,000	409
USD	BNPSW	7/21/22	JPY 95.100	USD 10,000	192
USD	GSCM	2/20/20	KRW 1,151.50	USD 19,400	160
					1,310
Total Options Purchased (Cost $1,582)					1,321
Total Investments (98.0%) (Cost $472,397)					482,661
Other Assets and Liabilities-Net (2.0%)11,12					9,936
Net Assets (100%)					492,597

* Non-income-producing security—security in default.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $59,825,000, representing 12.1% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Face amount denominated in euro.
4 Guaranteed by the Republic of Indonesia.
5 Face amount denominated in Peruvian soles.
6 Face amount denominated in Russian rubles.
7 Guaranteed by the Kingdom of Saudi Arabia.
8 Face amount denominated in South African rand.
9 Face amount denominated in Ukrainian hryvnia.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
11 Cash of $374,000 has been segregated as initial margin for open futures contracts.
12 Cash of $270,000 has been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
BNPSW—BNP Paribas.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
EUR—euro.

JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2020	165	21,190	(74)
Ultra Long U.S. Treasury Bond	March 2020	10	1,817	(40)
				(114)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2020	(59)	(6,998)	22
Euro-Bund	March 2020	(57)	(10,901)	83
Ultra 10-Year U.S. Treasury Note	March 2020	(4)	(563)	8
Euro-Buxl	March 2020	(3)	(668)	14
				127
				13

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of
America,
N.A.	1/15/20	JPY	832,110	USD	7,674	—	(9)
Bank of
America,
N.A.	3/18/20	BRL	19,575	USD	4,855	—	(5)
HSBC Bank
USA, N.A.	1/3/20	BRL	18,208	USD	4,300	226	—
Goldman
Sachs Bank
USA	1/17/20	RUB	188,420	USD	3,000	29	—

BNP Paribas	1/17/20	RUB	152,415	USD	2,450	—	—

BNP Paribas	1/17/20	USD	6,950	PEN	23,596	—	(168)
Bank of
America,
N.A.	1/15/20	USD	6,222	ZAR	92,701	—	(382)

Emerging Markets Bond Fund

Bank of
America,
N.A.	1/15/20	USD	4,918	EUR	4,400	—	(22)
State Street
Bank and
Trust Co.	1/15/20	USD	4,151	MXN	80,013	—	(71)
Morgan
Stanley
Capital
Services
LLC	1/15/20	USD	3,342	EUR	3,006	—	(33)
Bank of
Montreal	1/15/20	USD	3,021	EUR	2,700	—	(10)
Bank of
America,
N.A.	1/17/20	USD	2,170	RUB	137,018	—	(33)
						255	(733)

BRL—Brazilian real.
EUR—euro.
JPY—Japanese yen.
MXN—Mexican peso.
PEN—Peruvian New sol.
RUB—Russian ruble.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Oriental Republic
of Uruguay/Baa2	9/20/20	BOANA	5,000	1.000	29	(16)	13	—
Republic of
Chile/Aa3	12/20/24	BNPSW	8,000	1.000	215	(194)	21	—
Russian
Federation/Ba1	12/20/24	BARC	1,200	1.000	25	(20)	5
					269	(230)	39	—
Credit Protection Purchased
Federative
Republic of Brazil	12/20/24	BNPSW	10,000	(1.000)	(12)	(108)	—	(120)
Federative
Republic of Brazil	12/20/24	GSI	15,000	(1.000)	(18)	(108)	—	(126)
Federative
Republic of Brazil	12/20/24	MSCS	5,000	(1.000)	(6)	(84)	—	(90)

Emerging Markets Bond Fund

Republic of
Colombia	12/20/24	GSI	2,360	(1.000)	(33)	26	—	(7)
Republic of
Colombia	12/20/24	JPMC	4,500	(1.000)	(62)	17	—	(45)
Republic of
Colombia	12/20/24	MSCS	3,585	(1.000)	(50)	14	—	(36)
Republic of
Indonesia	6/20/24	BARC	2,000	(1.000)	(40)	11	—	(29)
Republic of South
Africa	12/20/24	GSI	7,400	(1.000)	195	(318)	—	(123)
United Mexican
States	12/20/24	GSI	5,000	(1.000)	(53)	23	—	(30)
					(79)	(527)	—	(606)
					190	(757)	39	(606)

1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America NA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank NA.
MSCS—Morgan Stanley Capital Services LLC.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

At December 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $1,237,000 and cash of $610,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

Emerging Markets Bond Fund

fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that

Emerging Markets Bond Fund

are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain
(loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Options: The fund invests in options on foreign currency, which are transacted over-the-counter
(OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs,
OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund.

Emerging Markets Bond Fund

The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid.
The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options on foreign currency are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the
Schedule of Investments as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Schedule of
Investments as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses)
are recognized.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	4,563	—
Sovereign Bonds	—	438,496	—
U.S. Government and Agency Obligations	—	2,393	—
Temporary Cash Investments	35,888	—	—
Option Purchased	1,321	—	—
Futures Contracts—Assets[1]	84	—	—
Futures Contracts—Liabilities[1]	(30)	—	—
Forward Currency Contracts—Assets	—	255	—
Forward Currency Contracts—Liabilities	—	(733)	—
Swap Contracts—Assets	—	39	—
Swap Contracts—Liabilities	—	(606)	—
Total	37,263	444,407	—
1 Represents variation margin on the last day of the reporting period.

Emerging Markets Bond Fund